SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (1,254)
Changes in other comprehensive loss before reclassifications	(919)
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive loss	1,737	$ (1,525)	$ 125
Balance	483	(1,254)
Unrealized gain (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(40)
Changes in other comprehensive loss before reclassifications	41
Amounts reclassified from accumulated other comprehensive loss to:
Balance		(40)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(1,214)
Changes in other comprehensive loss before reclassifications	(960)
Amounts reclassified from accumulated other comprehensive loss to:
Balance		$ (1,214)
Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	475
Cost of revenues [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Cost of revenues [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	475
Research and development [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	1,198
Research and development [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Research and development [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	1,198
Sales and marketing [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	542
Sales and marketing [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Sales and marketing [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	542
General and administrative [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	441
General and administrative [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
General and administrative [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	441
Operating expenses [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive loss	1,696
Balance	482
Financial income, net [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive loss	41
Balance	$ 1